Non-Controlling Interest	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Noncontrolling Interest [Abstract]
Non-Controlling Interest

Note 12. Non-Controlling Interest

	Consolidated
	31 Dec 2023	30 Jun 2023
	A$	A$

Issued capital	7,357,911	7,357,911
Reserves	450,202	685,141
Accumulated losses	(307,497)	(256,268)

	7,500,616	7,786,784

As of the 31 December 2023 the non-controlling interest is 15% (30 June 2023: 15%) equity holding in AKCM Pty Ltd.

Nova Minerals Limited

Notes to the consolidated financial statements

31 December 2023

Note 15. Equity - Non-Controlling Interest

	Consolidated
	30 June 2023	30 June 2022
	A$	A$

Issued capital	7,357,911	7,357,911
Reserves	685,141	392,832
Accumulated losses	(256,268)	(169,118)

	7,786,784	7,581,625

As of the 30 June 2023 the non-controlling interest is 15% equity holding in AKCM Pty Ltd (2022: 15%).

Notes to the Consolidated Financial Statements

For the Year Ended 30 June 2023